Consolidated Statements of Shareholders' Equity $ in Millions	CAD ($)	Share capital [member] CAD ($) shares	Contributed surplus [member] CAD ($)	Retained earnings [member] CAD ($)	Accumulated other comprehensive income (loss) [member] CAD ($)
Beginning balance (Previously stated [member]) at Dec. 31, 2017	$ 1,896.3	$ 878.2	$ 21.5	$ 947.1	$ 49.5
Beginning balance (Increase (decrease) due to initial application of standards or interpretations [member]) at Dec. 31, 2017	(24.7)			(23.8)	(0.9)
Beginning balance (Adjusted balance [member]) at Dec. 31, 2017	1,871.6	$ 878.2	21.5	923.3	48.6
Beginning balance, shares (Previously stated [member]) at Dec. 31, 2017 | shares		113,991,676
Beginning balance, shares (Adjusted balance [member]) at Dec. 31, 2017 | shares		113,991,676
Net income	47.4			47.4
Other comprehensive income (loss)	114.5				114.5
Total comprehensive income (loss)	161.9			47.4	114.5
Share options exercised for cash	6.9	$ 6.9
Share options exercised for cash, shares | shares		338,989
Share-based compensation expense	5.6		5.6
Shares repurchased under Normal Course Issuer Bid	(76.7)	$ (19.1)	(0.5)	(57.1)
Shares repurchased under Normal Course Issuer Bid, shares | shares		(2,470,560)
Reclassification of fair value of share options previously expensed		$ 1.8	(1.8)
Dividends declared	(62.4)			(62.4)
Ending balance (Previously stated [member]) at Dec. 31, 2018	1,906.9	867.8	24.8	851.2	163.1
Ending balance (Increase (decrease) due to initial application of standards or interpretations [member]) at Dec. 31, 2018	(31.2)			(31.2)
Ending balance (Adjusted balance [member]) at Dec. 31, 2018	1,875.7	$ 867.8	24.8	820.0	163.1
Ending balance at Dec. 31, 2018	1,906.9
Ending balance, shares (Previously stated [member]) at Dec. 31, 2018 | shares		111,860,105
Ending balance, shares (Adjusted balance [member]) at Dec. 31, 2018 | shares		111,860,105
Net income	194.4			194.4
Other comprehensive income (loss)	(109.0)				(109.0)
Total comprehensive income (loss)	85.4			194.4	(109.0)
Share options exercised for cash	18.9	$ 18.9
Share options exercised for cash, shares | shares		753,583
Share-based compensation expense	3.4		3.4
Shares repurchased under Normal Course Issuer Bid	(43.2)	$ (10.9)	(0.3)	(32.0)
Shares repurchased under Normal Course Issuer Bid, shares | shares		(1,400,713)
Reclassification of fair value of share options previously expensed		$ 4.0	(4.0)
Dividends declared	(64.7)			(64.7)
Ending balance at Dec. 31, 2019	$ 1,875.5	$ 879.8	$ 23.9	$ 917.7	$ 54.1
Ending balance, shares at Dec. 31, 2019 | shares		111,212,975